UNSECURED DEBT AND RELATED DERIVATIVES - 2028 debentures (Details) - CAD ($) $ in Thousands	Aug. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 2,991,651	$ 2,434,136
2028 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 500,000	$ 500,000	$ 500,000
Interest receipt rate	2.194%
Deferred financing costs	$ 2,700
Redemption percentage	100.00%
Redemption spread	2850.00%
Redemption period of debentures	2 months